Financial risk management (Details) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Volatility Risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for volatility, reasonably possible change in risk variable	10.00%
Volatility Risk | Disbursement upon completion of IPO
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of volatility risk, reasonably possible change in risk variable, increase on derivative values	$ 1,254
Sensitivity analysis for types of volatility risk, reasonably possible change in risk variable, decrease on derivative values	1,638
Volatility Risk | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of volatility risk, reasonably possible change in risk variable, increase on derivative values	1,166
Sensitivity analysis for types of volatility risk, reasonably possible change in risk variable, decrease on derivative values	$ 1,446
Risk-free interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable	10.00%
Risk-free interest rate | Interest rate risk | Disbursement upon completion of IPO
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, increase on derivative values	$ 23
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, decrease on derivative values	21
Risk-free interest rate | Interest rate risk | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, increase on derivative values	16
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, decrease on derivative values	$ 15
Implied bond yield | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable	10.00%
Implied bond yield | Interest rate risk | Disbursement upon completion of IPO
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, increase on derivative values	$ 325
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, decrease on derivative values	337
Implied bond yield | Interest rate risk | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, increase on derivative values	204
Sensitivity analysis for types of interest rate risk, reasonably possible change in risk variable, decrease on derivative values	$ 212